Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Basic:
Net income (loss) attributable to CNH Industrial	$ 1,068	$ 272		$ (264)
Weighted average common shares outstanding—basic (in shares)	1,357	1,364		1,362
Basic earnings per share	$ 0.79	$ 0.20	[1]	$ (0.19)	[1]
Diluted:
Net income (loss) attributable to CNH Industrial	$ 1,068	$ 272		$ (264)
Weighted average common shares outstanding—basic (in shares)	1,357	1,364		1,362
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	4	3		0
Weighted average common shares outstanding—diluted (in shares)	1,361	1,367		1,362
Diluted earnings per share	$ 0.78	$ 0.20	[1]	$ (0.19)	[1]

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).